STATEMENT OF INVESTMENTS
BNY Mellon Appreciation Fund, Inc.

March 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Banks - 2.5%
JPMorgan Chase & Co.	360,615		54,896,421
Capital Goods - 1.0%
Otis Worldwide	98,870		6,767,652
Raytheon Technologies	194,590		15,035,969
			21,803,621
Commercial & Professional Services - 1.6%
IHS Markit	179,750		17,396,205
Verisk Analytics	100,075		17,682,252
			35,078,457
Consumer Durables & Apparel - 4.0%
Hermes International	10,950		12,121,965
LVMH	70,475		46,951,211
NIKE, Cl. B	215,775		28,674,340
			87,747,516
Consumer Services - 2.3%
Marriott International, Cl. A	120,000	[a]	17,773,200
McDonald's	143,430		32,148,400
			49,921,600
Diversified Financials - 8.2%
Berkshire Hathaway, Cl. A	110	[a]	42,427,220
BlackRock	74,930		56,494,223
Intercontinental Exchange	300,295		33,536,946
S&P Global	137,695		48,588,435
			181,046,824
Energy - 1.4%
Chevron	283,895		29,749,357
Food, Beverage & Tobacco - 7.7%
Altria Group	486,395		24,883,968
Nestle, ADR	288,865		32,211,336
PepsiCo	228,025		32,254,136
Philip Morris International	479,100		42,515,334
The Coca-Cola Company	732,200		38,594,262
			170,459,036
Health Care Equipment & Services - 6.5%
Abbott Laboratories	387,125		46,393,060
Intuitive Surgical	33,000	[a]	24,385,020
Masimo	80,375	[a]	18,458,923
UnitedHealth Group	147,800		54,991,946
			144,228,949

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Household & Personal Products - 3.4%
The Estee Lauder Companies, Cl. A	254,745		74,092,583
Insurance - 2.4%
Chubb	75,535		11,932,264
The Progressive	429,400		41,054,934
			52,987,198
Materials - 3.6%
Air Products & Chemicals	199,440		56,110,450
The Sherwin-Williams Company	32,825		24,225,178
			80,335,628
Media & Entertainment - 13.5%
Alphabet, Cl. C	52,632	[a]	108,876,134
Comcast, Cl. A	873,365		47,257,780
Facebook, Cl. A	384,430	[a]	113,226,168
The Walt Disney Company	150,670	[a]	27,801,628
			297,161,710
Pharmaceuticals Biotechnology & Life Sciences - 4.2%
AbbVie	208,535		22,567,658
Johnson & Johnson	107,215		17,620,785
Novo Nordisk, ADR	455,255		30,693,292
Roche Holding, ADR	535,700		21,727,992
			92,609,727
Retailing - 5.1%
Amazon.com	36,035	[a]	111,495,173
Semiconductors & Semiconductor Equipment - 6.3%
ASML Holding	99,460		61,402,626
Texas Instruments	410,180		77,519,918
			138,922,544
Software & Services - 16.4%
Adobe	74,500	[a]	35,415,065
Automatic Data Processing	60,765		11,452,379
Broadridge Financial Solutions	54,900		8,405,190
Intuit	99,200		37,999,552
Mastercard, Cl. A	60,000		21,363,000
Microsoft	719,440		169,622,369
Visa, Cl. A	368,870	[b]	78,100,845
			362,358,400
Technology Hardware & Equipment - 7.0%
Apple	1,257,850		153,646,377
Transportation - 2.7%
Canadian Pacific Railway	115,215	[b]	43,699,897
Union Pacific	72,525		15,985,235
			59,685,132
Total Common Stocks (cost $694,499,488)			2,198,226,253

	1-Day Yield (%)
Investment Companies - ..6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,797,335)	0.06	13,797,335	[c]	13,797,335

Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $33,801,600)	0.02	33,801,600	[c]	33,801,600
Total Investments (cost $742,098,423)		101.9%		2,245,825,188
Liabilities, Less Cash and Receivables		(1.9%)		(42,012,691)
Net Assets		100.0%		2,203,812,497

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2021, the value of the fund’s securities on loan was $120,582,349 and the value of the collateral was $122,002,325, consisting of cash collateral of $33,801,600 and U.S. Government & Agency securities valued at $88,200,725.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Appreciation Fund, Inc.

March 31, 2021 (Unaudited)

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	2,198,226,253	-	-	2,198,226,253
Investment Companies	47,598,935	-	-	47,598,935

† See Statement of Investments for additional detailed categorizations, if any

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2021, accumulated net unrealized appreciation on investments was $1,503,726,765, consisting of 1,504,134,657 gross unrealized appreciation and $407,892 gross unrealized depreciation.

At March 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.